Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Consolidated Net Loss	€ (103,014,058)	€ (56,172,121)	€ (69,826,469)
Impairment of Assets	2,317,489	24,033,479	9,863,582
Depreciation and Amortization of Tangible and Intangible Assets and of Right-of-Use Assets	6,245,162	3,750,259	4,028,948
Net (Gain) / Loss of Financial Assets at Fair Value through Profit or Loss (2017: Available-for-sales Financial Assets)	(752,257)	79,330	84,841
Net (Gain) / Loss of Financial Assets at Amortized Cost	705,952	0	0
(Income) from Reversals of Impairment Losses / Impairment Losses on Financial Assets	(872,000)	1,035,000	0
Proceeds from Derivative Financial Instruments	931,595	(488,201)	(589,134)
Net (Gain) / Loss on Derivative Financial Instruments	(1,261,618)	121,717	919,042
Net (Gain) / Loss on Sale of Property, Plant and Equipment	(21,408)	(24,093)	11,314
Non-cash Income from Recognition of previously unrecognized Intangible Assets	0	(350,000)	0
Recognition of Contract Liability (2017: Recognition of Deferred Revenue)	(5,335,977)	(1,993,763)	(19,595,746)
Share-based Payment	6,654,470	5,584,969	4,974,599
Income Tax (Benefit) / Expenses	(3,506,419)	(4,304,674)	1,036,365
Accounts Receivable	2,667,232	(6,610,625)	1,362,347
Prepaid Expenses and Other Assets, Tax Receivables and Other Receivables	(4,422,409)	545,816	1,807,670
Accounts Payable and Accruals, Lease Liabilities, Tax Provisions and Other Provisions	13,202,429	1,890,046	7,819,386
Other Liabilities	316,288	(2,718,825)	3,133,558
Contract Liability (2017: Deferred Revenue)	6,069,450	2,386,009	18,385,824
Income Taxes Paid	(62,560)	(33,837)	(1,861,982)
Changes in Operating Assets and Liabilities:
Net Cash Provided by / (Used in) Operating Activities	(80,138,639)	(33,269,514)	(38,445,855)
Investing Activities:
Purchase of Financial Assets at Fair Value through Profit or Loss (2017: Available-for-sale Financial Assets)	(28,305,339)	(84,511,324)	(56,406,580)
Proceeds from Sales of Financial Assets at Fair Value through Profit or Loss (2017: Available-for-sale Financial Assets)	53,159,814	126,388,925	33,231,500
Proceeds from Sales of Bonds, Available-for-sale	0	0	6,500,000
Purchase of Other Financial Assets at Amortized Cost (2017: Financial Assets Classified as Loans and Receivables)	(246,461,961)	(366,810,000)	(108,000,000)
Proceeds from Sales of Other Financial Assets at Amortized Cost (2017: Financial Assets Classified as Loans and Receivables)	318,720,000	149,980,211	170,498,593
Purchase of Property, Plant and Equipment	(3,103,330)	(1,820,749)	(1,317,058)
Proceeds from Sales of Property, Plant and Equipment	20,469	28,444	84
Purchase of Intangible Assets	(562,314)	(644,575)	(11,831,789)
Purchase of Shares at Fair Value through Other Comprehensive Income	(15,004,996)	(9,458)	0
Interest Received	90,156	136,124	257,752
Net Cash Provided by / (Used in) Investing Activities	78,552,499	(177,262,402)	32,932,502
Financing Activities:
Proceeds of Share Issuance	0	193,613,868	0
Cost of Share Issuance	0	(15,038,362)	(15,525)
Proceeds in Connection with Convertible Bonds Granted to Related Parties	3,714,361	1,020,849	8,189,345
Principal Elements of Lease Payments	0	0	0
Interest Paid	(1,011,321)	(134,269)	0
Net Cash Provided by / (Used in) Financing Activities	353,239	179,462,086	8,173,820
Effect of Exchange Rate Differences on Cash	87,115	(59,463)	0
Increase / (Decrease) in Cash and Cash Equivalents	(1,145,786)	(31,129,293)	2,660,467
Cash and Cash Equivalents at the Beginning of the Period	45,459,836	76,589,129	73,928,661
Cash and Cash Equivalents at the End of the Period	€ 44,314,050	€ 45,459,836	€ 76,589,129